Allianz Global Investors Solutions 2040 Fund (Prospectus Summary): | Allianz Global Investors Solutions 2040 Fund
Allianz Global Investors Solutions 2040 Fund

ALLIANZ FUNDS MULTI-STRATEGY TRUST
Supplement Dated September 1, 2011
to the Statutory Prospectus for Class A, Class B, Class C and Class R Shares
and to the Statement of Additional Information
of Allianz Multi-Strategy Funds Dated April 1, 2011 (as revised April 11, 2011)
______________________

Disclosure Related to:
Allianz Global Investors Solutions 2015 Fund,
Allianz Global Investors Solutions 2020 Fund,
Allianz Global Investors Solutions 2030 Fund,
Allianz Global Investors Solutions 2040 Fund,
Allianz Global Investors Solutions 2050 Fund and
Allianz Global Investors Solutions Retirement Income Fund
(together, the “Funds” or the “Target Date Funds”)
______________________

Effective September 1, 2011, certain changes will occur to the investment advisory and administrative arrangements of the Funds and their related fee and expense arrangements. Specifically, under a new Administration Agreement recently approved by the Funds’ Trustees, the Funds will receive all administrative services necessary for the operation of the Funds from Allianz Global Investors Fund Management LLC (“AGIFM” or “Allianz Global Fund Management”), which will provide or procure all such services in exchange for an essentially fixed fee rate (as a percentage of average daily net assets) paid by each class of each Fund. These administrative services include all administrative services previously provided by AGIFM under the Funds’ Investment Management Agreement, as well as additional administrative services (such as audit, custodial, portfolio accounting, legal, transfer agency and printing services) that the Funds previously obtained directly from third-party service providers at variable fee and expense rates.

Changes to the Funds’ Investment Management Agreement with AGIFM will also take effect to reflect the transfer of all administrative services to the Administration Agreement, as well as a reduction in the advisory fee rates payable by each Fund under the Investment Management Agreement.

In addition, AGIFM has agreed to observe modified voluntary expense limitation arrangements for each class of shares of each Fund which will take into account, in part, a portion of the fees and expenses of the Underlying Funds and Other Acquired Funds in which the Funds invest ( i.e. , Acquired Fund Fees and Expenses).

In combination, these changes will result in lower Management Fees and Total Annual Fund Operating Expenses (after expense reductions) for each class of shares of each Fund.

Annual Fund Operating Expenses tables and Examples for each Fund under “Fees and Expenses of the Fund” are revised in their entireties as follows:
Annual Fund Operating Expenses Allianz Global Investors Solutions 2040 Fund	Advisory Fees		Other Expenses		Distribution Fee and/or Service (12b-1) Fees	Acquired Fund Fees and Expenses	Total Annual Fund Operating Expenses		Expense Reductions		Total Annual Fund Operating Expenses After Expense Reductions
Class A	0.05%	[1]	0.30%	[1]	0.25%	0.90%	1.50%	[2]	0.41%	[3]	1.09%	[3]
Class C	0.05%	[1]	0.30%	[1]	1.00%	0.90%	2.25%	[2]	0.41%	[3]	1.84%	[3]
Class R	0.05%	[1]	0.30%	[1]	0.50%	0.90%	1.75%	[2]	0.31%	[3]	1.44%	[3]
[1]	Other Expenses represent administrative fees paid by the Fund to Allianz Global Investors Fund Management LLC (“AGIFM”) pursuant to an Administration Agreement between AGIFM and the Trust. Advisory Fees and Other Expenses have been restated to reflect current advisory and administrative fee rates.
[2]	Total Annual Fund Operating Expenses do not match the Ratio of Expenses to Average Net Assets of the Fund as set forth in the Financial Highlights table of the Fund’s prospectus, in part, because the Ratio of Expenses to Average Net Assets in the prospectus reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
[3]	The Manager has contractually agreed, until March 31, 2013, to irrevocably waive its advisory and administrative fees and reimburse any additional Other Expenses or Acquired Fund Fees and Expenses, to the extent that Total Annual Fund Operating Expenses after Expense Reductions, excluding, interest, taxes, and extraordinary expenses, exceed 1.09% for Class A, 1.84% for Class C, and 1.44% for Class R.

Example:
Assuming you redeem your shares at the end of each period
Expense Example Allianz Global Investors Solutions 2040 Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Class A	655	960	1,287	2,209
Class C	287	664	1,168	2,553
Class R	147	521	920	2,037

Assuming you do not redeem your shares
Expense Example, No Redemption Allianz Global Investors Solutions 2040 Fund (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class A	655	960	1,287	2,209
Class C	187	664	1,168	2,553
Class R	147	521	920	2,037